PREPAID EXPENSES, OTHER CURRENT ASSETS AND ACCRUED EXPENSES - Accrued expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses
Total	$ 2,216,885	$ 723,277
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Accrued expenses
General and administrative	3,614,842	2,289,547	$ 295,981
Property and equipment	3,061,078	707,542	998,115
Taxes payable	2,376,984	2,500,222	2,196,593
Accrued cost of sales	1,328,816	1,377,796	532,034
Employee compensation	1,032,417	2,473,878	2,325,487
Professional services	775,440	1,012,646
Host payments	458,632	440,891	465,578
Office rent	113,104	110,352
Consulting	97,198	32,139	36,869
Total	$ 12,858,511	$ 10,945,013	$ 6,915,170